Quarterly Report
August 31, 2020
MFS®  International Large Cap
Value Fund
MKV-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace – 0.5%
Dassault Aviation S.A. (a)	12,610	$11,474,209
Airlines – 2.2%
Aena S.A. (a)	158,775	$23,703,216
Ryanair Holdings PLC, ADR (a)	303,287	24,535,918
		$48,239,134
Alcoholic Beverages – 2.4%
Diageo PLC	848,805	$28,473,793
Heineken N.V.	151,355	14,008,848
Pernod Ricard S.A.	60,101	10,292,039
		$52,774,680
Apparel Manufacturers – 2.4%
Adidas AG (a)	75,678	$22,993,013
Burberry Group PLC	513,435	9,914,098
Compagnie Financiere Richemont S.A.	312,357	20,649,875
		$53,556,986
Automotive – 1.1%
Koito Manufacturing Co. Ltd.	516,500	$24,978,249
Brokerage & Asset Managers – 3.1%
Deutsche Boerse AG	234,969	$44,415,401
IG Group Holdings PLC	2,214,776	23,373,951
		$67,789,352
Business Services – 4.5%
Accenture PLC, “A”	53,373	$12,805,784
Capgemini	175,096	24,238,294
CGI, Inc. (a)	297,594	20,903,563
Compass Group PLC	1,781,452	29,064,450
Secom Co. Ltd.	146,900	13,879,203
		$100,891,294
Computer Software – 0.5%
Sage Group PLC	1,086,975	$10,761,021
Computer Software - Systems – 3.4%
Amadeus IT Group S.A.	495,623	$27,745,000
Fujitsu Ltd.	220,600	28,784,327
Hitachi Ltd.	590,700	19,614,093
		$76,143,420
Conglomerates – 1.8%
Smiths Group PLC	2,078,249	$38,948,953
Construction – 1.0%
Techtronic Industries Co. Ltd.	1,846,500	$23,334,458
Consumer Products – 0.5%
Kao Corp.	146,900	$11,191,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.4%
Schneider Electric SE	414,751	$51,350,347
Yokogawa Electric Corp.	1,477,300	24,075,302
		$75,425,649
Electronics – 3.5%
Hoya Corp.	74,100	$7,286,518
Kyocera Corp.	295,400	16,886,740
NXP Semiconductors N.V.	93,417	11,748,122
Samsung Electronics Co. Ltd., GDR	17,060	20,079,620
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272,009	21,556,713
		$77,557,713
Energy - Integrated – 4.4%
BP PLC	9,396,561	$33,185,774
Eni S.p.A.	2,903,635	27,027,412
Galp Energia SGPS S.A.	1,768,101	18,930,591
Idemitsu Kosan Co. Ltd.	369,300	8,126,953
Suncor Energy, Inc.	594,451	9,538,743
		$96,809,473
Food & Beverages – 2.3%
Danone S.A.	455,366	$29,941,947
Nestle S.A.	171,390	20,583,106
		$50,525,053
Food & Drug Stores – 1.5%
Tesco PLC	11,097,575	$32,443,453
Insurance – 6.4%
Manulife Financial Corp.	1,544,978	$22,789,418
Sampo Oyj	569,753	22,933,524
St. James's Place PLC	2,235,560	29,280,195
Swiss Re Ltd.	256,721	20,629,696
Willis Towers Watson PLC	223,889	46,015,906
		$141,648,739
Leisure & Toys – 1.1%
Nintendo Co. Ltd.	22,500	$12,053,533
Prosus N.V. (a)	129,846	12,991,153
		$25,044,686
Machinery & Tools – 4.6%
Aalberts Industries N.V.	333,133	$12,578,301
Daikin Industries Ltd.	146,900	27,623,088
Epiroc AB, “A”	2,004,056	29,829,847
SMC Corp.	60,100	32,820,528
		$102,851,764
Major Banks – 9.8%
ABN AMRO Group N.V., GDR (a)	1,411,957	$13,452,712
Bank of Ireland Group PLC (a)	6,956,673	15,657,092
Barclays PLC (a)	22,431,842	33,572,063
BNP Paribas (a)	798,351	34,835,920
Mitsubishi UFJ Financial Group, Inc.	6,579,600	27,393,631
Toronto-Dominion Bank	826,164	41,214,775
UBS Group AG	4,143,876	50,357,296
		$216,483,489

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.4%
Koninklijke Philips N.V. (a)	203,434	$9,622,108
Metals & Mining – 2.8%
Rio Tinto PLC	1,005,451	$62,296,098
Natural Gas - Distribution – 1.0%
Italgas S.p.A.	3,407,096	$21,935,304
Network & Telecom – 1.0%
LM Ericsson Telephone Co., “B”	1,827,137	$21,176,268
Other Banks & Diversified Financials – 2.9%
AIB Group PLC (a)	11,467,814	$14,136,725
Julius Baer Group Ltd.	350,198	16,774,792
KBC Group N.V.	573,542	32,921,388
		$63,832,905
Pharmaceuticals – 5.8%
Bayer AG	303,461	$20,112,988
Novartis AG	541,626	46,759,769
Novo Nordisk A.S., “B”	448,885	29,731,844
Roche Holding AG	92,011	32,134,380
		$128,738,981
Printing & Publishing – 2.8%
RELX PLC	1,047,675	$23,585,834
Wolters Kluwer N.V.	469,651	38,559,512
		$62,145,346
Railroad & Shipping – 2.1%
Canadian Pacific Railway Ltd.	155,459	$45,992,313
Real Estate – 0.6%
Deutsche Wohnen SE	244,098	$13,003,380
Restaurants – 0.6%
Yum China Holdings, Inc.	214,874	$12,400,379
Specialty Chemicals – 3.0%
Linde PLC	209,981	$52,822,438
Nitto Denko Corp.	220,600	13,379,794
		$66,202,232
Telecommunications - Wireless – 5.9%
KDDI Corp.	1,847,800	$53,584,771
Rogers Communications, Inc.	407,889	16,967,882
Vodafone Group PLC	40,762,829	60,723,336
		$131,275,989
Telephone Services – 0.9%
TELUS Corp.	1,120,759	$20,639,116
Tobacco – 2.2%
Imperial Brands PLC	1,857,869	$31,118,335
Philip Morris International, Inc.	234,300	18,694,797
		$49,813,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 4.6%
E.ON SE	1,940,985	$22,954,280
Iberdrola S.A.	3,549,554	44,688,326
National Grid PLC	3,083,610	34,756,836
		$102,399,442
Total Common Stocks		$2,150,346,158
Preferred Stocks – 1.0%
Consumer Products – 1.0%
Henkel AG & Co. KGaA	222,600	$22,728,134
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	31,787,702	$31,787,702

Other Assets, Less Liabilities – 0.5%		11,569,819
Net Assets – 100.0%		$2,216,431,813
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,787,702 and $2,173,074,292, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$481,498,190	$—	$—	$481,498,190
Japan	59,315,768	262,362,352	—	321,678,120
Switzerland	207,888,914	—	—	207,888,914
Canada	178,045,810	—	—	178,045,810
France	162,132,756	—	—	162,132,756
Germany	146,207,196	—	—	146,207,196
United States	130,338,925	—	—	130,338,925
Netherlands	112,960,756	—	—	112,960,756
Spain	96,136,542	—	—	96,136,542
Other Countries	312,852,625	23,334,458	—	336,187,083
Mutual Funds	31,787,702	—	—	31,787,702
Total	$1,919,165,184	$285,696,810	$—	$2,204,861,994
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$202,268,385	$170,480,386	$(297)	$—	$31,787,702
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,989	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2020, are as follows:
United Kingdom	21.7%
Japan	14.5%
Switzerland	9.4%
Canada	8.0%
United States	7.8%
France	7.3%
Germany	6.6%
Netherlands	5.1%
Spain	4.3%
Other Countries	15.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.